Recently issued accounting standards (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Accounting change
Retained Earnings (Accumulated Deficit)	SFr 32,808	SFr 31,816		SFr 32,808		SFr 30,634
Accumulated Other Comprehensive Income (Loss), Net of Tax	(19,304)	(16,252)		(19,304)		(20,269)
Net revenues	6,194	5,776	SFr 5,581	11,970	SFr 10,968
Total operating expenses	4,347	4,007	4,254	8,354	8,498
Compensation and benefits	2,594	2,316	2,545	4,910	5,063
General and administrative expenses	1,440	1,346	1,395	2,786	2,808
Assets and Liabilities, Lessee [Abstract]
Operating Lease, Liability	2,911	SFr 3,023		2,911		3,213
Accounting Standards Update 2016-13 [Member]
Accounting change
Retained Earnings (Accumulated Deficit)	(132)			(132)
Bank
Accounting change
Retained Earnings (Accumulated Deficit)	15,694			15,694		13,492
Accumulated Other Comprehensive Income (Loss), Net of Tax	(16,700)			(16,700)		(17,546)
Net revenues	6,230		5,676	12,015	11,111
Total operating expenses	4,449		4,381	8,573	8,744
Compensation and benefits	2,363		2,305	4,420	4,609
General and administrative expenses	1,773		SFr 1,763	3,495	SFr 3,508
Assets and Liabilities, Lessee [Abstract]
Operating Lease, Liability	2,111			2,111		SFr 2,388
Bank | Accounting Standards Update 2016-13 [Member]
Accounting change
Retained Earnings (Accumulated Deficit)	SFr (132)			SFr (132)